[JEFFERSON PILOT FINANCIAL LOGO]


                                                       Jefferson Pilot Financial
                                                       One Granite Place
                                                       PO Box 515
                                                       Concord, NH 03302-0515

                                                       business 603 226 5000


                                  May 5, 1999

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


     RE:  JPF SEPARATE ACCOUNT C
          File No. 333-01781


Commissioners:

     Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that:

          (1) the form of the prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6; and

          (2) the text of the most recent Post-Effective Amendment was electronically filed on April 28, 1999.

     If you have any questions, please call me at (800) 258-3648 x6140.

                                   Sincerely,

                                   /s/ Charlene Grant
                                   ------------------
                                   Charlene Grant
                                   Assistant Vice President and
                                   Associate Counsel